Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report for the month of November 2007

Collection Period Start	1-Nov-07	Distribution Date	17-Dec-07
Collection Period End	30-Nov-07	30/360 Days	30
Beg. of Interest Period	15-Nov-07	Actual/360 Days	32
End of Interest Period	17-Dec-07

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,197,889,471.05	1,115,413,350.54	1,094,616,833.83	0.9137878
Total Securities		1,197,889,471.05	1,115,413,350.54	1,094,616,833.83	0.9137878
Class A-1 Notes	5.330380%	150,000,000.00	67,523,879.49	46,727,362.78	0.3115158
Class A-2 Notes	5.200000%	375,000,000.00	375,000,000.00	375,000,000.00	1.0000000
Class A-3 Notes	5.200000%	200,000,000.00	200,000,000.00	200,000,000.00	1.0000000
Class A-4 Notes	4.721880%	365,079,000.00	365,079,000.00	365,079,000.00	1.0000000
Certificates	0.000000%	107,810,471.05	107,810,471.05	107,810,471.05	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	20,796,516.71	319,935.94	138.6434447	2.1329063
Class A-2 Notes	0.00	1,625,000.00	0.0000000	4.3333333
Class A-3 Notes	0.00	866,666.67	0.0000000	4.3333334
Class A-4 Notes	0.00	1,532,319.31	0.0000000	4.1972267
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	20,796,516.71	4,343,921.92

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	15,676,333.70
Monthly Interest	5,979,829.77
Total Monthly Payments	21,656,163.47

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	1,289,046.25
Aggregate Sales Proceeds Advance	282,988.87
Total Advances	1,572,035.12

Vehicle Disposition Proceeds:
Reallocation Payments	1,546,409.41
Repurchase Payments	127,282.42
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	4,333,491.52
Excess Wear and Tear and Excess Mileage	706.67
Remaining Payoffs	0.00
Net Insurance Proceeds	585,625.12
Residual Value Surplus	14,189.42
Total Collections	29,835,903.15

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report for the month of November 2007

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	53,044	1,288,057,756.12	9.20000%	1,115,413,350.54
Total Depreciation Received		(18,140,127.22)		(13,436,112.92)
Principal Amount of Gross Losses	(131)	(3,058,482.10)		(2,737,053.46)
Repurchase / Reallocation	(5)	(137,029.73)		(127,282.42)
Early Terminations	(8)	(215,837.12)		(197,178.81)
Scheduled Terminations	(207)	(4,843,200.50)		(4,298,889.10)
Pool Balance - End of Period	52,693	1,261,663,079.45	9.20000%	1,094,616,833.83

III. DISTRIBUTIONS

Total Collections					29,835,903.15
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					29,835,903.15

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					1,012,914.58
3. Reimbursement of Sales Proceeds Advance					195,978.71
4. Servicing Fee:
Servicing Fee Due					929,511.13
Servicing Fee Paid					929,511.13
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,138,404.42

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					319,935.94

Class A-1 Notes Monthly Interest Paid					319,935.94
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					1,625,000.00

Class A-2 Notes Monthly Interest Paid					1,625,000.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					866,666.67

Class A-3 Notes Monthly Interest Paid					866,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report for the month of November 2007

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	1,532,319.31

Class A-4 Notes Monthly Interest Paid	1,532,319.31
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	4,343,921.92
Total Note and Certificate Monthly Interest Paid	4,343,921.92
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	23,353,576.81

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	20,796,516.71

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	20,796,516.71
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,557,060.10

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report for the month of November 2007

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		0.00
Required Reserve Account Amount		26,952,513.10
Beginning Reserve Account Balance		14,114,312.93
Reinvestment Income for the Period		152,653.17
Reserve Fund Available for Distribution		14,266,966.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,557,060.10
Gross Reserve Account Balance		16,824,026.20
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		16,824,026.20

V. POOL STATISTICS

Weighted Average Remaining Maturity		23.83
Monthly Prepayment Speed		69%
Lifetime Prepayment Speed		74%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,668,141.39
Securitization Value of Defaulted Receivables and Casualty Receivables	2,737,053.46	131
Aggregate Defaulted and Casualty Gain (Loss)	(1,068,912.07)
Pool Balance at Beginning of Collection Period	1,115,413,350.54
Net Loss Ratio	-0.0958%

Cumulative Net Losses for all Periods	0.2628%	3,148,253.33

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	15,280,180.69	723
61-90 Days Delinquent	3,355,770.10	157
91-120+ Days Delinquent	967,418.36	45
Total Delinquent Receivables:	19,603,369.15	925
60+ Days Delinquencies as Percentage of Receivables	0.39%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	489,509.62	28
Securitization Value	588,202.59
Aggregate Residual Gain (Loss)	(98,692.97)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	2,073,486.78	111
Cumulative Securitization Value	2,415,746.87
Cumulative Residual Gain (Loss)	(342,260.09)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		287,380.53
Reimbursement of Outstanding Advance		195,978.71
Additional Advances for current period		282,988.87
Ending Balance of Residual Advance		374,390.69

Beginning Balance of Payment Advance		2,788,933.55
Reimbursement of Outstanding Payment Advance		1,012,914.58
Additional Payment Advances for current period		1,289,046.25
Ending Balance of Payment Advance		3,065,065.22

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report for the month of November 2007

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or
repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No